Related Party Transactions (Notes)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

Directors and employees of the Company may from time to time own or have interests in horses racing at the Company’s racetracks.
All such races are conducted, as applicable, under the regulations of each state’s respective regulatory agency, and no director receives any extra or special benefit with regard to having his or her horses selected to run in races or in connection with the actual running of races. There is no material financial statement impact attributable to directors who may have interests in horses racing at our racetracks.

In its ordinary course of business, the Company may enter into transactions with certain of its officers and directors for the sale of personal seat licenses and suite accommodations at its racetracks, and tickets for its live racing events. The Company believes that each such transaction has been on terms no less favorable for the Company than could have been obtained in a transaction with a third party and no such person received any extra or special benefit in connection with such transactions.

See Note 12 for a discussion of a transaction with a shareholder during 2011.